DEPOSITS (Schedule of Interest Expense by Deposit Category) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
DEPOSITS [Abstract]
Interest-earning checking	$ 4	$ 4	$ 5
Savings accounts	21	29	39
Money market accounts	22	22	28
Savings certificates	$ 170	$ 275	303
Advance payments by borrowers for taxes and insurance			3
Total	$ 217	$ 330	$ 378